SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Prospectus of each of the listed funds:


Scudder Japanese Equity Fund                Scudder Micro Cap Fund

Scudder Lifecycle Long Range Fund           Scudder Mid Cap Fund

Scudder Lifecycle Mid Range Fund            Scudder Small Cap Fund

Scudder Lifecycle Short Range Fund

--------------------------------------------------------------------------------

For Scudder Micro Cap Fund only:

The following supplements the information in the currently effective Class A, B, C, Institutional Class and Investment Class prospectuses of Scudder Micro Cap
Fund:

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2003
------------------------------------------------------------------------------------------------------------------

                                                                            Since Inception
                                                                           For Classes A, B,    Since Inception
                                                                                 C and          For Investment
                                            1 Year           5 Years         Institutional*         Class**
------------------------------------------------------------------------------------------------------------------
Index 2 (reflects no deductions for          48.54              0.86             2.56                0.73
fees, expenses or taxes)
------------------------------------------------------------------------------------------------------------------

Index 2: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.***

* Since December 18, 1996 (inception date of Institutional Class). The inception date for Class A, B and C shares is June 28, 2002. The performance figures for Class A, B and C shares prior to inception are based on the historical performance of the Institutional Class, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges of Class A, B and C shares. Index comparison begins on December 31, 1996.

**   Since  August  21,  1997  (inception  date  of  Investment  Class).   Index
     comparison begins on August 30, 1997.

*** Effective on or about July 1, 2004, the Russell 2000 Growth Index will replace the Russell 2000 Index as the fund's benchmark index because the advisor believes it is more appropriate to measure the fund's performance against the Russell 2000 Growth Index as it more accurately reflects the fund's investment strategy.

--------------------------------------------------------------------------------


For Scudder Small Cap Fund only:

Effective on or about July 1, 2004, Scudder Small Cap Fund will change its name to Scudder Small Cap Growth Fund. The fund's name is being changed to better reflect the fund's investment strategy. This change does not represent a change in the fund's goal or investment strategy.

The following supplements the information in the currently effective Class A, B, C, R and Investment Class prospectuses of Scudder Small Cap Fund:

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2003
------------------------------------------------------------------------------------------------------------------
                                             1 Year                    5 Years                  10 Years
------------------------------------------------------------------------------------------------------------------
Index 2 (reflects no deductions               48.54                     0.86                      5.43
for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------------------
Index 2: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the
NYSE, AMEX and Nasdaq.*

* Effective on or about July 1, 2004, the Russell 2000 Growth Index will replace the Russell 2000 Index as the fund's benchmark index because the advisor believes it is more appropriate to measure the fund's performance against the Russell 2000 Growth Index as it more accurately reflects the fund's investment strategy.

------------------------------------------------------------------------------------------------------------------



June 11, 2004
SMF-3629

For Scudder Mid Cap Fund only:

Effective on or about August 20, 2004, Scudder Mid Cap Fund will change its name to Scudder Mid Cap Growth Fund.

Effective on or about August 20, 2004, the fund's 80% investment policy will be changed as follows:

The fund's current investment policy states that, under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the S&P Mid Cap 400 Index or securities with equity characteristics that provide exposure to those companies. This policy will be revised as follows: Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in companies with market caps within the market capitalization range of the Russell Mid Cap Growth Index or securities with equity characteristics that provide exposure to those companies. The fund will provide shareholders with at least 60 days' notice prior to making any changes to this revised 80% investment policy.

The following supplements the information in the currently effective Class A, B, C, R, Investment Class and Institutional Class prospectuses of Scudder Mid Cap
Fund:

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2003
------------------------------------------------------------------------------------------------------------------
                                             1 Year                    5 Years                  10 Years
------------------------------------------------------------------------------------------------------------------
Index 2 (reflects no deductions               42.71                     2.01                      9.40
for fees, expenses or taxes)
------------------------------------------------------------------------------------------------------------------
Index 2: Russell Mid Cap Growth Index, an unmanaged capitalization-weighted index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.*

*   Effective on or about August 20, 2004, the Russell Mid Cap Growth Index will replace the S&P Mid Cap 400 Index as the fund's benchmark index because the advisor believes it is more appropriate to measure the fund's performance against the Russell Mid Cap Growth Index as it more accurately reflects the fund's investment strategy.
------------------------------------------------------------------------------------------------------------------


For Scudder Japanese Equity Fund, Scudder Lifecycle Short Range Fund, Scudder Lifecycle Mid Range Fund and Scudder Lifecycle Long Range Fund only:

On or about August 20, 2004, Scudder Japanese Equity Fund, Scudder Lifecycle Short Range Fund, Scudder Lifecycle Mid Range Fund and Scudder Lifecycle Long Range Fund, each currently a feeder fund in a master-feeder structure, will receive all of their assets from their respective master portfolios and convert to stand-alone funds. The respective master portfolios hold no other investments and will be closed after the conversion of the feeder funds.



                                       2